EQUITY ACCOUNTED INVESTMENTS	12 Months Ended
Dec. 31, 2022
Investments accounted for using equity method [abstract]
EQUITY ACCOUNTED INVESTMENTS	EQUITY ACCOUNTED INVESTMENTS
The company's equity accounted investments relate to its investment in associates and investments in real estate joint ventures and other limited partnership interests.
The following table presents the change in the company's equity accounted investment in AEL Holdings:

AS AT AND FOR THE YEARS ENDED DEC. 31 US$ MILLIONS	2022	2021
Balance, beginning of year	$344	$—
Additions	254	294
Share of net income	98	8
Share of other comprehensive (loss) income	—	44
Distributions received	—	(2)
Derecognition of equity accounted investments upon loss of significant influence	(696)	—
Balance, end of year	$—	$344
As at December 31, 2021, the company’s ownership interest in AEL Holdings represented an equity accounted investment as a result of the company’s common equity ownership in AEL Holdings, a material reinsurance transaction with American Equity Investment Life Insurance Company ("AEILIC"), a wholly-owned subsidiary of AEL Holdings, and the membership of Brookfield Reinsurance’s CEO on AEL Holdings board of directors. On November 8, 2022, Brookfield Reinsurance appointed board member resigned from AEL’s board of directors resulting in the loss of significant influence and therefore the discontinuation of the Brookfield Reinsurance’s common share holding of AEL Holdings as an associate and it became a financial asset on November 8, 2022. The company recognized a $607 million gain on the discontinuation of equity method accounting on its investment in AEL Holdings during the year.
The company’s equity in earnings of real estate partnerships is the company’s share of operating earnings and realized gains from investments in real estate joint ventures and other limited partnership interests using the equity method of accounting.
The following table presents the change in the company's joint ventures and other limited partnership interests during the year:

AS AT AND FOR THE YEARS ENDED DEC. 31 US$ MILLIONS	2022	2021
Balance, beginning of year	$—	$—
Acquisition from business combination	1,402	—
Additions	443	—
Share of net income	124	—
Distributions received	(233)	—
Foreign currency translation and other	(63)	—
Balance, end of year	$1,673	$—
The company recognizes its share of income and OCI from its weighted average ownership interest in the equity accounted investments one quarter in arrears or less, depending on the most up to date information available to the company.